As filed with the Securities and Exchange Commission on May 1, 2006

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 45	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

John M. Loder

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2006 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to TimesSquare Mid Cap Growth Fund and TimesSquare Small Cap Growth Fund, each a series of Managers AMG Funds (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

MANAGERS AMG FUNDS

TIMESSQUARE SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS

PREMIER CLASS

PROSPECTUS

May 1, 2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Shares of the TimesSquare Small Cap Growth Fund are not currently available to new investors, subject to certain exceptions in the case of shareholders who purchase shares through retirement plans or financial intermediaries or shareholders who are affiliated with the Managers Investment Group LLC or TimesSquare Capital Management, LLC.

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Page
KEY INFORMATION
Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund
PERFORMANCE SUMMARY
FEES AND EXPENSES OF THE FUND
Fees and Expenses

Example
TIMESSQUARE SMALL CAP GROWTH FUND
Objective
Principal Investment Strategies
Should You Invest in this Fund?
FUND MANAGEMENT
FINANCIAL HIGHLIGHTS
YOUR ACCOUNT
Fair Value Policy
Minimum Investments in the Fund
SHARE CLASSES
HOW TO PURCHASE SHARES
HOW TO SELL SHARES
INVESTOR SERVICES
OPERATING POLICIES
FREQUENT TRADING POLICY
ACCOUNT STATEMENTS
DIVIDENDS AND DISTRIBUTIONS
CERTAIN FEDERAL INCOME TAX INFORMATION
CONTACT INFORMATION
ADDITIONAL INFORMATION	Back Cover

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K EY INFORMATION

This Prospectus contains important information for anyone interested in investing in the TimesSquare Small Cap Growth Fund (the “Fund”), a series of Managers AMG Funds (the “Trust”). Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.

Goal	Principal Strategies	Principal Risk Factors

Long-term capital appreciation	Primarily invests in common and preferred stocks of small-capitalization U.S. companies using a growth investment style	Growth Stock Risk Liquidity Risk Management Risk Market Risk Sector Risk

	Ordinarily chooses investments in companies that are exhibiting growth in earnings and investments in companies involved in new product development and technological breakthroughs	Small-Capitalization Stock Risk

Invests at least 80% of its net assets, plus the amount of borrowing for investment purposes, in securities of small- capitalization companies

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund in which you are investing. The following is a discussion of the principal risk factors of the Fund.

Growth Stock Risk

Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If such expectations are not met, or if expectations are lowered, the prices of the securities will drop. In addition, growth stocks tend to be more sensitive than other stocks to increases in interest rates, which will generally cause the prices of growth stocks to fall. To the extent that the Fund invests in those kinds of stocks, they will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities of companies with small market capitalizations, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund’s investment strategy depends significantly on the skill of TimesSquare Capital Management, LLC (“TimesSquare”), the Fund’s Subadvisor, in assessing the potential of the securities in which the Fund invests. TimesSquare will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Market Risk

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The Fund is subject to the risks generally of investing in stocks, commonly referred to as “market risk.” Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices, in general, rise and fall as a result of investors’ perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a fund’s portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Sector Risk

Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies of a particular sector of the market to decrease. Although the Fund may not concentrate in any one industry, the Fund may invest without limitation in any one sector. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

Small-Capitalization Stock Risk

Small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Fund may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small-capitalization companies are out of favor.

In addition to the investment strategies described in this Prospectus, the Fund may also make other types of investments and therefore may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information (“SAI”).

PERFORMANCE SUMMARY

The following bar chart illustrates the risks of investing in the Fund by showing the year-by-year total returns of the Fund’s Institutional Class shares and how the annual performance of the Fund has varied since the Fund’s inception. The bar chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results. The performance information reflects the impact of the Fund’s contractual expense limitation. If Managers Investment Group LLC (the “Investment Manager”) had not agreed to limit expenses, returns would have been lower.

Annual Total Returns Since Inception*

(Institutional Class)

Best Quarter: 20.92% (4th Quarter 2001)

Worst Quarter: -20.09% (1st Quarter 2001)

*	The inception date for the Institutional Class was January 21, 2000.

The following table illustrates the risks of investing in the Fund by showing how the Fund’s performance compares to that of a broadly based securities market index. Again, the table assumes that dividends and capital gain distributions have been reinvested for the both Fund and its index, and reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

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Average Annual Total Returns

(for the periods ended as of 12/31/05)(1)

	1 Year	5 Year	Since Inception
Institutional Class:
(inception date: 1/21/00)
Return Before Taxes	13.24%	5.14%	6.23%
Returns After Taxes on Distributions	11.02%	4.47%	5.57%
Return After Taxes on Distributions and Sale of Fund Shares	10.38%	4.21%	5.15%
Russell 2000 Growth Index (2)	4.15%	2.28%	-3.63%

Premier Class:
(inception date: 1/21/00)
Return Before Taxes (3)	13.24%	5.00%	6.07%
Russell 2000 Growth Index (2)	4.15%	2.28%	-3.63%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	Russell 2000® Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to book ratios and higher forecasted values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Reflects no deduction for fees, expenses or taxes.

(3)	After tax returns are shown only for Institutional Class shares of the Fund. After tax returns for Premier Class shares will vary.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

	Institutional Shares	Premier Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Institutional Shares	Premier Shares
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.00%	0.00%

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Other Expenses(1)	0.09%	0.25%
Total Annual Fund Operating Expenses(2)	1.09%	1.25%
Fee Waiver and/or Reimbursement(3)	(0.04)%	(0.04)%
Net Annual Fund Operating Expenses	1.05%	1.21%

(1)	Other Expenses for the Premier Class shares includes payments the Fund expects to pay third parties who maintain omnibus accounts with the Fund. These payments, representing payments for shareholder recordkeeping services, are not expected to exceed 0.20% of the Fund’s average daily net assets attributable to the Premier Class shares.

(2)	The Fund may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay a portion of its expenses. As a result of these arrangements, the actual Total Annual Operating Expenses and Fee Waiver and Reimbursement of the Premier Class shares and Institutional Class shares may be less than the amounts shown above.

(3)	The Investment Manager has contractually agreed, through May 1, 2007, to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.05% and 1.25% of the average daily net assets of the Fund attributable to the Institutional Class shares and Premier Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s Total Operating Expenses do not exceed the contractual expense limitation amount.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$107	$343	$597	$1,325
Premier Class	$123	$393	$682	$1,508

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2007. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

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TIMESSQUARE SMALL CAP GROWTH FUND

Objective

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies

The Fund invests primarily in the common and preferred stocks of small-capitalization U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. This policy may be changed only upon 60 days’ written notice to shareholders. TimesSquare generally considers a company to be a “small-capitalization” company if it has a market capitalization, at the time of purchase, of between $50 million and $2 billion. The Fund focuses on growing companies involved in new product development and technological breakthroughs. TimesSquare serves as Subadvisor to the Fund. TimesSquare seeks to outperform the Russell 2000 Growth Index in a risk-controlled manner.

TimesSquare:

•	Looks across all sectors of the stock market to find companies that meet the Fund’s investment criteria – including the potential for strong, sustainable growth, consistent earnings, proprietary products and services and minimal institutional ownership.

•	Looks for stocks that have the potential for significant price appreciation over the following 18 months and price/earnings ratios at a discount relative to their earnings growth rates.

•	Will generally sell a security when it no longer meets the Fund’s investment criteria, when it believes the company issuing the security is unable to sustain a competitive advantage, or if the valuation is no longer attractive relative to TimesSquare’s time horizon for growth expectations.

For temporary defensive purposes, the Fund may invest, without limit, in cash or high quality short-term investments. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Although the investment strategies of TimesSquare do not ordinarily involve trading securities for short-term profits, TimesSquare may sell any security when it believes best, which may result in short-term trading. Short-term trading may increase the Fund’s transaction costs, which may have an adverse effect on the Fund’s performance, and may increase your tax liability.

More information on the Fund’s investment strategies and holdings can be found in the current SAI.

Should You Invest In This Fund?

This Fund MAY be suitable if you:

*	Are seeking an opportunity for some equity returns in your investment portfolio
*	Are willing to accept a higher degree of risk for the opportunity of higher potential returns
*	Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

*	Are seeking stability of principal
*	Are investing with a shorter time horizon in mind
*	Are uncomfortable with stock market risk or small-capitalization stock risk
*	Are seeking current income

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI and on the Fund’s website at www.managersinvest.com.

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WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

FUND MANAGEMENT

The Fund is a series of the Trust. The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The Fund is one of the funds currently available in the Managers Family of Funds. The Fund has two classes of shares, Institutional Class and Premier Class.

The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Investment Manager also monitors the performance, security holdings and investment strategies of TimesSquare, the Subadvisor of the Fund, and, when appropriate, evaluates any potential new asset managers for the fund family. The Investment Manager also exercises investment discretion over the cash reserves segment of the Fund. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Fund’s distributor. MDI receives no compensation from the Fund for its services as distributor. The Investment Manager or MDI may make direct or indirect payments to third parties in connection with the sale of Fund shares or the servicing of shareholder accounts.

TimesSquare has day-to-day responsibility for managing the Fund’s portfolio and has managed the Fund since the Fund’s inception. TimesSquare, located at 1177 Avenue of the Americas, 39th Floor, New York, New York 10036, is a multi-asset class investment manager providing services to public and corporate funds, endowments and foundations, retirement plans and other institutional accounts. As of December 31, 2005, TimesSquare managed approximately $6.2 billion in assets. An indirect subsidiary of AMG is the Managing Member of and owns a majority interest in TimesSquare.

The Fund is managed by a team of portfolio managers, analysts and other investment professionals at TimesSquare. Grant R. Babyak, Yvette C. Bockstein and Kenneth C. Duca (the “Portfolio Managers”) serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments.

NAME	POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
Grant R. Babyak	Chief Executive Officer and Senior Portfolio Manager since 2000	Chief Executive Officer and Senior Portfolio Manager, TimesSquare (2000-Present); Sr. Vice President, Fiduciary Trust Company International (1996-2000)

Yvette C. Bockstein	Managing Director and Senior Portfolio Manager since 2000	Managing Director and Senior Portfolio Manager, TimesSquare (2000-Present); Senior Vice President and PortfolioManager, Fiduciary Trust Company International (1978-2000)

Kenneth C. Duca, CFA	Director and Portfolio Manager/Analyst since 2000	Director and Portfolio Manager/Analyst,TimesSquare (2000-Present)

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Additional information regarding other accounts managed by the Portfolio Managers, the compensation of the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares is available in the Fund’s SAI.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare 1.00% of the average daily net assets of the Fund for its services as Subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives compensation from the Subadvisor for its administrative services to the Fund pursuant to an administration agreement between the Investment Manager and Subadvisor.

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FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand the Fund’s financial performance for the prior fiscal periods. Certain information reflects financial results for a single Fund share in either the Institutional Class or the Premier Class of the Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Please note that the financial highlights information in the following tables represents financial highlights of each Class of shares of the predecessor Small Cap Growth/TimesSquare Fund, a series of CIGNA Funds Group (the “Predecessor Fund”), through December 31, 2004. The information has been derived from the financial statements of each Class of shares of the Predecessor Fund, which was reorganized into the Fund on April 8, 2005. This information, derived from the Fund’s Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund’s Annual Report, which is available upon request.

Financial Highlights

TimesSquare Small Cap Growth Fund: Institutional Class

For a share outstanding throughout each period

	For the year ended December 31,
INSTITUTIONAL CLASS	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Year	$11.88		$11. 06		$8.16		$10.00		$11.00

Income from Investment Operations:
Net investment loss	(0.05	)(3)	(0.08	)(3)	(0.09	)(3)	(0.07	)(3)	(0.06)
Net realized and unrealized gain (loss) on investments	1.60		1.30		3.15		(1.77)		(0.94)

Total from investment operations	1.55		1.22		3.06		(1.84)		(1.00)

Less Distributions to Shareholders from:
Net investment income	—		(0.07)		(0.13)		—		—
Net realized gain on investments	(1.35)		(0.33)		(0.03)		—		—

Total distributions to shareholders	(1.35)		(0.40)		(0.16)		—		—

Net Asset Value, End of Year	$12.08		$11.88		$11.06		$8.16		$10.00
Total Return(1)	13.44%		11.05%		37.48%		(18.40)%		(9.09)%
Ratio of net expenses to average net assets	1.05%		1.05%		1.05%		1.05%		1.05%
Ratio of net investment loss to average net assets	(0.38)%		(0.79)%		(0.86)%		(0.85)%		(0.66)%
Portfolio turnover	76%		70%		61%		57%		160%
Net assets at end of year (000’s omitted)	$445,485		$410,171		$324,742		$51,762		$9,441

Ratios absent expense offsets(2):
Ratio of total expenses to average net assets	1.09%		1.09%		1.12%		1.45%		1.75%
Ratio of net investment loss to average net assets	(0.04)%		(0.83)%		(0.93)%		(1.25)%		(1.36)%

(1)	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(2)	Ratio information assuming no reduction of Fund expenses.
(3)	Per share numbers have been calculated using average shares.

Financial Highlights

TimesSquare Small Cap Growth Fund: Premier Class

For a share outstanding throughout each period

	For the year ended December 31,
PREMIER CLASS	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Year	$11.83		$11.02		$8.12		$9.97		$10.98

Income from Investment Operations:
Net investment loss	(0.06	)(3)	(0.10	)(3)	(0.11	)(3)	(0.09	)(3)	(0.08)
Net realized and unrealized gain (loss) on investments	1.58		1.29		3.16		(1.76)		(0.93)

Total from investment operations	1.52		1.19		3.05		(1.85)		(1.01)

Less Distributions to Shareholders from:
Net investment income	—		(0.05)		(0.12)		—		—
Net realized gain on investments	(1.35)		(0.33)		(0.03)		—		—

Total distributions to shareholders	(1.35)		(0.38)		(0.15)		—		—

Net Asset Value, End of Year	$12.00		$11.83		$11.02		$8.12		$9.97
Total Return(1)	13.24%		10.80%		37.53%		(18.56)%		(9.20)%
Ratio of net expenses to average net assets	1.21%		1.25%		1.25%		1.25%		1.25%
Ratio of net investment to loss average net assets	(0.51)%		(0.99)%		(1.06)%		(1.06)%		(0.87)%
Portfolio turnover	76%		70%		61%		57%		160%
Net assets at end of year (000’s omitted)	$141,409		$103,589		$67,375		$5,482		$6,370

Ratios absent expense offsets(2):
Ratio of total expenses to average net assets	1.25%		1.29%		1.32%		1.65%		1.95%
Ratio of net investment loss to average net assets	(0.04)%		(1.03)%		(1.13)%		(1.46)%		(1.57)%

(1)	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(2)	Ratio information assuming no reduction of Fund expenses.
(3)	Per share numbers have been calculated using average shares.

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YOUR ACCOUNT

You may invest in the Fund by purchasing either Institutional Class or Premier Class shares. Each Class of shares is subject to a minimum initial investment amount, as described below. Each Class bears a different level of expenses. The net asset value per share of the two Classes may differ. In all other material respects, the Institutional Class and Premier Class shares are the same, each share representing a proportionate interest in the Fund. As an investor, you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Managers Family of Funds or even to redeem out of the Fund.

Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is equal to the net asset value per share (“NAV”) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day’s offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Therefore, the Fund’s NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

Fair Value Policy

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the Fund investment will be priced based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund will use the fair value of a portfolio investment to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Fund may invest in small cap securities that are thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly-traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures.

Fund Closure

Shares of the Fund are not currently available to new investors, subject to certain exceptions in the case of shareholders who purchase shares through retirement plans or financial intermediaries or shareholders who are affiliated with the Investment Manager or TimesSquare.

Minimum Investments in the Fund

Cash investments in the Fund must be in U.S. dollars. Third-party or “starter” checks are not accepted for the initial investment in the Fund or for any additional investments.

The following table provides the minimum initial and additional investments in the Fund:

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	Initial Investment		Additional Investment
	Inst’l Shares	Premier Shares	Inst’l Shares	Premier Shares
Regular accounts	$5.0 million	$1.0 million	$100,000	$10,000
IRA accounts	$5.0 million	$1.0 million	$100,000	$10,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; and current or retired officers, directors and employees of AMG and certain participating affiliated companies of AMG, the immediate family members of any such officer, director or employee (including parents, grandparents, spouse, children, grandchildren, siblings, father/mother-in-law, sister/brother-in-law, daughter/son-in-law, nieces, nephews and domestic partners), and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third-party such as a bank, broker-dealer or other financial intermediary rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs for servicing shareholders.

SHARE CLASSES

Investors may choose from two classes of shares of the Fund. The classes differ in the way they deal with Fund expenses. Four important considerations in choosing a share class are the amount you plan to invest, your investment objectives, the class’ expenses and charges, and how long you intend to keep the money invested. We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.

Institutional Class Shares

Have neither an up-front sales charge, nor a surrender charge (referred to as a contingent-deferred sales charge (CDSC).

Have lower operating expenses than Premium Class shares. This means that an investment in Institutional Class shares will have higher annual returns than a comparable investment in Premium Class shares.

Have no Distribution (12b-1) Fees.

Premium Class Shares

Have neither an up-front sales charge, nor a surrender charge (referred to as a contingent-deferred sales charge (CDSC).

Have higher operating expenses than Institutional Class shares.

Have no Distribution (12b-1) Fees.

12

HOW TO PURCHASE SHARES

You may purchase shares of the Fund once you have established an account with the Trust, of which the Fund is a series. You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the account application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

	Initial Purchase	Additional Purchases
Through your Investment Advisor	Contact your investment advisor or other investment professional.	Send any additional monies to your investment professional at the address appearing on your account statement.

All Shareholders:
• By Mail	Complete the account application	Send a letter of instruction and a check payable to Managers to:

Mail the application and a check payable to Managers to:

	Managers	Managers
	c/o PFPC, Inc.	c/o PFPC, Inc.
	P.O. Box 9769	P.O. Box 9769
	Providence, Rhode Island 02940-9769	Providence, Rhode Island 02940-9769

Include your account # and Fund name on your check.

• By Telephone	Not Available	If your account has
already been established,
call the Transfer Agent at
(800) 548-4539.

• By Internet	Not Available	If your account has already
been established, see our website at www.managersinvest.com.

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

For Bank Wires: Instruct your bank to wire the money to PNC Bank, N.A., Philadelphia, Pennsylvania; ABA #031000053; FFC To: 8614972935 Managers, Attn: Control Department; FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service. Please call (800) 548-4539 if you have questions.

Please indicate which class of shares you are buying – Institutional or Premier Class – when you place your order.

13

HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund’s Transfer Agent receives your order in proper form. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day. Orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.

Instructions
Through your Investment Advisor	Contact your investment advisor or other investment professional.

All Shareholders:
• By Mail	Write a letter of instruction containing:

• the name of the Fund
• dollar amount or number of shares to be sold
• your name
• your account number
• signatures of all owners on account

Mail letter to:
Managers
c/o PFPC, Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769

• By Telephone	If you elected telephone redemption privileges on your account application, call us at (800) 548-4539.

• By Internet	See our website at www.managersinvest.com.

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $5,000,000 and over require a medallion guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Associate (STA). Telephone redemptions are available only for redemptions which are below $5,000,000.

14

INVESTOR SERVICES

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund or another fund in the Managers Family of Funds. You can elect to receive cash.

Automatic Investments allow you to make automatic deductions from a designated bank account.

Automatic Redemptions allow you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 548-4539 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of other funds managed by the Investment Manager. The value of shares you are exchanging must meet the minimum purchase requirement of the fund you are exchanging them for. There is no fee associated with the Exchange Privilege. There may, however, be tax consequences resulting from these exchanges. See “Certain Federal Income Tax Information” for further information. Normally we will execute the entire transaction in a single business day. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund’s shares by exchange you do so on the same terms and conditions as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

To reduce the volume of mail you receive and minimize the cost to the Fund, only one copy of financial statements, prospectuses, and other regulatory material will be mailed to your household. You can call us at (800) 548-4539, or write to us at the address listed above, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials to your home.

OPERATING POLICIES

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, redemptions or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a “Massachusetts business trust.” The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, establish one or more additional classes of shares of the Fund with different preferences, privileges, and expenses.

The Fund reserves the right to:

•	redeem an account if the value of the account falls below $5,000,000 for the Institutional Class and $1,000,000 for the Premier Class due to redemptions upon 60 days’ prior notice and the opportunity to reestablish the account balance;
•	suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission (“SEC”);
•	change the minimum investment amounts;
•	delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);
•	make a redemption-in-kind (a payment in portfolio securities instead of in cash);
•	refuse a purchase order for any reason, including failure to submit a properly completed application;

15

•	refuse an exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in the Investment Manager’s discretion based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading); and
•	terminate or change the Exchange Privilege upon 60 days’ advance notice to shareholders or impose fees in connection with exchanges or redemptions.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of the Fund’s portfolio and may increase Fund expenses and negatively impact the Fund’s performance. The Fund may be subject to additional risks of frequent trading activities because the securities in which the Fund invests tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. As a result, the Fund may be a target for investors that seek to capitalize on price arbitrage opportunities. In an effort to prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s Transfer Agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, it will then review the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager will also notify the Fund’s Transfer Agent of any of these restrictions and will keep the Board of Trustees informed periodically regarding the implementation of these frequent trading policies and procedures. The Fund reserves the right to refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may be harmful to the Fund and its shareholders. Transactions accepted by a financial intermediary in violation of the Fund’s frequent trading policies are not deemed accepted by the Fund and may be rejected by the Fund on the next business day following receipt by the financial intermediary.

Although the Fund will use reasonable efforts to prevent market timing activities in the Fund, there can be no assurances that these efforts will be successful. For example, although the Fund seeks to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund, and as a result the Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the willingness or ability of such intermediaries to monitor for these activities.

ACCOUNT STATEMENTS

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account, whether taken in cash or as additional shares. You will also receive a confirmation after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any, are normally declared and paid in December. We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

CERTAIN FEDERAL INCOME TAX INFORMATION

Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax advisor about the federal, state, local and foreign tax consequences to you of your investment in the Fund based upon your particular circumstances.

16

Distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable as ordinary income. Properly designated distributions of “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

The Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Funds as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Federal law requires the Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who:

•	Fail to provide a social security number or taxpayer identification number;
•	Fail to certify that their social security number or taxpayer identification number is correct; or
•	Fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

MANAGERS AMG FUNDS

TIMESSQUARE SMALL CAP GROWTH FUND

Investment Manager

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

(203) 299-3500 or (800) 835-3879

Subadvisor

TimesSquare Capital Management, LLC

1177 Avenue of the Americas, 39th Floor

New York, New York 10036

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

Custodian

17

The Bank of New York

2 Hanson Place

Brooklyn, New York 10286

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Transfer Agent

PFPC, Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

18

Additional Information

Additional information about the Fund and its investments is available in the Fund’s SAI and Annual and Semi-Annual Reports, which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone:	1-800-548-4539

By Mail:	Managers
800 Connecticut Avenue
Norwalk, Connecticut 06854

On the Internet:	Electronic copies are available on our website at www.managersinvest.com

In the Fund’s Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. Information about the Fund, including the Fund’s current SAI and Annual and Semi-Annual Reports, is on file with the SEC. The Fund’s SAI is incorporated by reference into (is legally part of) this prospectus. Reports and other information about the Fund are also available on the EDGAR database of the SEC’s website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about the Fund may also be reviewed and copied at the SEC’s Public Reference Room. Call (202)551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act Registration Number 811-9521

19

MANAGERS AMG FUNDS

TIMESSQUARE MID CAP GROWTH FUND

INSTITUTIONAL CLASS

PREMIER CLASS

PROSPECTUS

May 1, 2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Page
KEY INFORMATION
Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund
PERFORMANCE SUMMARY
FEES AND EXPENSES OF THE FUND
Fees and Expenses
Example
TIMESSQUARE MID CAP GROWTH FUND
Objective
Principal Investment Strategies
Should You Invest in this Fund?
FUND MANAGEMENT
FINANCIAL HIGHLIGHTS
YOUR ACCOUNT
Fair Value Policy
Minimum Investments in the Fund
SHARE CLASSES
HOW TO PURCHASE SHARES
HOW TO SELL SHARES
INVESTOR SERVICES
OPERATING POLICIES
FREQUENT TRADING POLICY
ACCOUNT STATEMENTS
DIVIDENDS AND DISTRIBUTIONS
CERTAIN FEDERAL INCOME TAX INFORMATION
CONTACT INFORMATION
ADDITIONAL INFORMATION	Back Cover

KEY INFORMATION

This Prospectus contains important information for anyone interested in investing in the TimesSquare Mid Cap Growth Fund (the “Fund”), a series of Managers AMG Funds (the “Trust”). Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund in which you are investing. The following is a discussion of the principal risk factors of the Fund.

Goal	Principal Strategies	Principal Risk Factors
Long-term capital appreciation	Primarily invests in common and preferred stocks of mid-capitalization U.S. companies; “mid-capitalization companies” refers to companies that, at the time of purchase, have market capitalizations greater than $1.5 billion but less than the greater of $10 billion or the upper limit of the Russell Mid Cap Growth Index	Growth Stock Risk Management Risk Market Risk Mid-Capitalization Stock Risk Sector Risk

Ordinarily chooses investments in companies that are exhibiting growth in earnings

Invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of mid-capitalization companies

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read and understand the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

Growth Stock Risk

Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If such expectations are not met, or if expectations are lowered, the prices of the securities will drop. In addition, growth stocks tend to be more sensitive than other stocks to increases in interest rates, which will generally cause the prices of growth stocks to fall. To the extent that the Fund invests in those kinds of stocks, they will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund’s investment strategy depends significantly on the skill of TimesSquare Capital Management, LLC (“TimesSquare”), the Fund’s Subadvisor, in assessing the potential of the securities in which the Fund invests. TimesSquare will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Market Risk

The Fund is subject to the risks generally of investing in stocks, commonly referred to as “market risk.” Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices, in general, rise and fall as a result of investors’ perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a fund’s portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Mid-Capitalization Stock Risk

Mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Fund may underperform other stock funds (such as small- and large-company stock funds) when stocks of mid-capitalization companies are out of favor.

Sector Risk

Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies of a particular sector of the market to decrease. Although the Fund may not concentrate in any one industry, the Fund may invest without limitation in any one sector. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

In addition to the investment strategies described in this Prospectus, the Fund may also make other types of investments and therefore may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information (“SAI”).

PERFORMANCE SUMMARY

Because the Fund is new and does not have performance information for a full calendar year, no performance information is presented.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

	Institutional Shares	Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None

Maximum Deferred Sales Charge (Load)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None

Redemption Fee	None	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Institutional Shares	Premier Shares
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses (1)	0.39%	0.55%

Total Annual Fund Operating Expenses (2)	1.39%	1.55%
Fee Waiver and/or Reimbursement (3)	(0.20)%	(0.20)%

Net Annual Fund Operating Expenses	1.19%	1.35%

(1)	Other Expenses for the Premier Class shares includes payments the Fund expects to pay third parties who maintain omnibus accounts with the Fund. These payments, representing payments for shareholder recordkeeping services, are not expected to exceed 0.20% of the Fund’s average daily net assets attributable to the Premier Class shares.

(2)	The Fund may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay a portion of its expenses. As a result of these arrangements, the actual Total Annual Operating Expenses and Fee Waiver and Reimbursement of the Premier Class shares and Institutional Class shares may be less than the amounts shown above.

(3)	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through May 1, 2007, to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.19% and 1.39% of the average daily net assets of the Fund attributable to the Institutional Class shares and Premier Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s Total Operating Expenses do not exceed the contractual expense limitation amount.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$121	$420	$741	$1,651
Premier Class	$137	$470	$826	$1,829

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2007. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

TIMESSQUARE MID CAP GROWTH FUND

Objective

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in common and preferred stocks of mid-capitalization U.S. companies. This policy may be changed only upon 60 days’ written notice to shareholders. The term “mid-capitalization companies” refers to companies that, at the time of purchase, have market capitalizations greater than $1.5 billion but less than the greater of $10 billion or the upper limit of the Russell Mid Cap Growth Index. The Fund may retain a security if the issuer’s capitalization exceeds the greater of $10 billion or the upper limit of the Russell Mid Cap

Growth Index after the Fund has purchased the issuer’s security. (As of December 31, 2005, the upper limit of the Russell Mid Cap Growth Index was approximately $18.22 billion.)

TimesSquare serves as Subadvisor to the Fund. TimesSquare seeks to outperform the Russell Mid Cap Growth Index in a risk-controlled manner. The TimesSquare portfolio management team uses a bottom up, research-intensive approach to identify mid-capitalization growth stocks that it believes have the greatest potential to achieve significant price appreciation over a 12 to 18 month horizon. Ordinarily, TimesSquare will sell a stock if the firm’s operating objectives are not met, or if the valuation is no longer attractive relative to TimesSquare’s time horizon for growth expectations.

For temporary defensive purposes, the Fund may invest, without limit, in cash or high quality short-term investments. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Although the investment strategies of TimesSquare do not ordinarily involve trading securities for short-term profits, TimesSquare may sell any security when it believes best, which may result in short-term trading. Short-term trading may increase the Fund’s transaction costs, which may have an adverse effect on the Fund’s performance, and may increase your tax liability.

More information on the Fund’s investment strategies and holdings can be found in the current SAI.

Should You Invest In This Fund?

This Fund MAY be suitable if you:

•	Are seeking an opportunity for some equity returns in your investment portfolio
•	Are willing to accept a higher degree of risk for the opportunity of higher potential returns
•	Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

•	Are seeking stability of principal
•	Are investing with a shorter time horizon in mind
•	Are uncomfortable with stock market risk or mid-capitalization stock risk
•	Are seeking current income

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI and on the Fund’s website at www.managersinvest.com.

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

FUND MANAGEMENT

The Fund is a series of the Trust. The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The Fund is one of the funds currently available in the Managers Family of Funds. The Fund has two classes of shares, Institutional Class and Premier Class.

The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Investment Manager also monitors the performance, security holdings and investment strategies of TimesSquare, the Subadvisor of the Fund, and, when appropriate, evaluates any potential new asset managers for the fund family. The Investment Manager also exercises investment discretion over the cash reserves segment of the Fund. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Fund’s distributor. MDI receives no compensation from the Fund for its services as distributor. The Investment Manager or MDI may make direct or indirect payments to third parties in connection with the sale of Fund shares or the servicing of shareholder accounts.

TimesSquare has day-to-day responsibility for managing the Fund’s portfolio and has managed the Fund since the Fund’s inception. TimesSquare, located at 1177 Avenue of the Americas, 39th Floor, New York, New York 10036, is a multi-asset class investment manager providing services to public and corporate funds, endowments and foundations, retirement plans and other institutional accounts. As of December 31, 2005, TimesSquare managed approximately $6.2 billion in assets. An indirect subsidiary of AMG is the Managing Member of and owns a majority interest in TimesSquare.

The Fund is managed by a team of portfolio managers, analysts and other investment professionals at TimesSquare. Ian Anthony Rosenthal and Grant R. Babyak (the “Portfolio Managers”) serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments.

NAME	POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
Ian Anthony Rosenthal	Managing Director and Senior Portfolio Manager since 2000	Managing Director and Portfolio Manager, TimesSquare (2000- Present); Vice President, Fiduciary Trust Company International (1996-2000)

Grant R. Babyak	Chief Executive Officer and Senior Portfolio Manager since 2000	Chief Executive Officer and Senior Portfolio Manager, TimesSquare (2000-Present); Sr. Vice President, Fiduciary Trust Company International (1996-2000)

Additional information regarding other accounts managed by the Portfolio Managers, the compensation of the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares is available in the Fund’s SAI.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare 1.00% of the average daily net assets of the Fund for its services as Subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives compensation from the Subadvisor for its administrative services to the Fund pursuant to an administration agreement between the Investment Manager and Subadvisor.

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand the Fund’s financial performance for the prior fiscal period ending December 31, 2005. Certain information reflects financial results for a single Fund share in either the Institutional Class or the Premier Class of the Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund’s Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund’s Annual Report, which is available upon request.

TIMESSQUARE MID CAP GROWTH FUND — FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

INSTITUTIONAL CLASS	For the period ended December 31, 2005*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	1.10

Total from investment operations	1.12

Less Distributions to Shareholders from:
Net investment income	(0.02)
Net realized gain on investments	(0.04)

Total distributions to shareholders	(0.06)

Net Asset Value, End of Period	$11.06

Total Return(1)	11.17	%(2)

Ratio of net expenses to average net assets	1.18	%(3)
Ratio of net investment income to average net assets	0.70	%(3)
Portfolio turnover	48	%(2)
Net assets at end of period (000’s omitted)	$71,284

Ratios absent expense offsets(4):
Ratio of total expenses to average net assets	1.38	%(3)
Ratio of net investment income to average net assets	0.5	%(3)

*	Commencement of operations was on March 4, 2005
(1)	Total return and net investment income would have been lower had certain expenses not been reduced.
(2)	Not annualized.
(3)	Annualized.
(4)	Ratio information assuming no reduction of Fund expenses.

TIMESSQUARE MID CAP GROWTH FUND — FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

PREMIER CLASS	For the period ended December 31, 2005*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	1.08

Total from investment operations	1.09

Less Distributions to Shareholders from:
Net investment income	(0.02)
Net realized gain on investments	(0.04)

Total distributions to shareholders	(0.06)

Net Asset Value, End of Period	$11.03

Total Return(1)	10.87	%(2)

Ratio of net expenses to average net assets	1.34	%(3)
Ratio of net investment income to average net assets	0.28	%(3)
Portfolio turnover	48	%(2)
Net assets at end of period (000’s omitted)	$13,428

Ratios absent expense offsets(4):
Ratio of total expenses to average net assets	1.77	%(3)
Ratio of net investment loss to average net assets	0.15	%(3)

*	Commencement of operations was on March 4, 2005
(1)	Total return and net investment income would have been lower had certain expenses not been reduced.
(2)	Not annualized.
(3)	Annualized.
(4)	Ratio information assuming no reduction of Fund expenses.

YOUR ACCOUNT

You may invest in the Fund by purchasing either Institutional Class or Premier Class shares. Each Class of shares is subject to a minimum initial investment amount, as described below. Each Class bears a different level of expenses. The net asset value per share of the two Classes may differ. In all other material respects, the Institutional Class and Premier Class shares are the same, each share representing a proportionate interest in the Fund. As an investor, you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Managers Family of Funds or even to redeem out of the Fund.

Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is equal to the net asset value per share (“NAV”) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day’s offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Therefore, the Fund’s NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

Fair Value Policy

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the Fund investment will be priced based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund will use the fair value of a portfolio investment to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate.

An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures.

Minimum Investments in the Fund

Cash investments in the Fund must be in U.S. dollars. Third-party or “starter” checks are not accepted for the initial investment in the Fund or for any additional investments.

The following table provides the minimum initial and additional investments in the Fund:

	Initial Investment		Additional Investment
	Inst’l Shares	Premier Shares	Inst’l Shares	Premier Shares
Regular accounts	$3.0 million	$1.0 million	$100,000	$10,000
IRA accounts	$3.0 million	$1.0 million	$100,000	$10,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; and current or retired officers, directors and employees of AMG and certain participating affiliated companies of AMG, the immediate family members of any such officer, director or employee (including parents, grandparents, spouse, children, grandchildren, siblings, father/mother-in-law, sister/brother-in-law, daughter/son-in-law, nieces, nephews and domestic partners), and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third-party such as a bank, broker-dealer or other financial intermediary rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs for servicing shareholders.

SHARE CLASSES

Investors may choose from two classes of shares of the Fund. The classes differ in the way they deal with Fund expenses. Four important considerations in choosing a share class are the amount you plan to invest, your investment objectives, the class’ expenses and charges, and how long you intend to keep the money invested. We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.

Institutional Class Shares

Have neither an up-front sales charge, nor a surrender charge (referred to as a contingent-deferred sales charge (CDSC).

Have lower operating expenses than Premium Class shares. This means that an investment in Institutional Class shares will have higher annual returns than a comparable investment in Premium Class shares.

Have no Distribution (12b-1) Fees.

Premium Class Shares

Have neither an up-front sales charge, nor a surrender charge (referred to as a contingent-deferred sales charge (CDSC).

Have higher operating expenses than Institutional Class shares.

Have no Distribution (12b-1) Fees.

HOW TO PURCHASE SHARES

You may purchase shares of the Fund once you have established an account with the Trust, of which the Fund is a series. You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the account application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

	Initial Purchase	Additional Purchases
Through your Investment Advisor	Contact your investment advisor or other investment professional.	Send any additional monies to your investment professional at the address appearing on your account statement.
All Shareholders:
• By Mail	Complete the account application. Mail the application and a check payable to Managers to:	Send a letter of instruction and a check payable to Managers to:

	Managers c/o PFPC, Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769	Managers c/o PFPC, Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769
Include your account # and Fund name on your check.
• By Telephone	Not Available	If your account has already been established, call the Transfer Agent at (800) 548-4539.
• By Internet	Not Available	If your account has already been established, see our website at www.managersinvest.com.

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

For Bank Wires: Instruct your bank to wire the money to PNC Bank, N.A., Philadelphia, Pennsylvania; ABA #031000053; FFC To: 8614972935 Managers, Attn: Control Department; FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service. Please call (800) 548-4539 if you have questions.

Please indicate which class of shares you are buying – Institutional or Premier Class – when you place your order.

HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund’s Transfer Agent receives your order in proper form. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day. Orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.

Instructions
Through your Investment Advisor	Contact your investment advisor or other investment professional.

All Shareholders:
• By Mail	Write a letter of instruction containing:
• the name of the Fund
• dollar amount or number of shares to be sold
• your name
• your account number
• signatures of all owners on account

Mail letter to: Managers c/o PFPC, Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

• By Telephone	If you elected telephone redemption privileges on your account application, call us at (800) 548-4539.

• By Internet	See our website at www.managersinvest.com.

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $3,000,000 and over for the Institutional Class and $1,000,000 and over for the Premier Class require a medallion guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Associate (STA). Telephone redemptions are available only for redemptions which are below $3,000,000 for the Institutional Class and $1,000,000 for the Premier Class.

INVESTOR SERVICES

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund or another fund in the Managers Family of Funds. You can elect to receive cash.

Automatic Investments allow you to make automatic deductions from a designated bank account.

Automatic Redemptions allow you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 548-4539 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of other funds managed by the Investment Manager. The value of shares you are exchanging must meet the minimum purchase requirement of the fund you are exchanging them for. There is no fee associated with the Exchange Privilege. There may, however, be tax consequences resulting from these exchanges. See “Certain Federal Income Tax Information” for further information. Normally we will execute the entire transaction in a single business day. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund’s shares by exchange you do so on the same terms and conditions as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

To reduce the volume of mail you receive and minimize the cost to the Fund, only one copy of financial statements, prospectuses, and other regulatory material will be mailed to your household. You can call us at (800) 548-4539, or write to us at the address listed above, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials to your home.

OPERATING POLICIES

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, redemptions or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a “Massachusetts business trust.” The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, establish one or more additional classes of shares of the Fund with different preferences, privileges, and expenses.

The Fund reserves the right to:

•	redeem an account if the value of the account falls below $3,000,000 for the Institutional Class and $1,000,000 for the Premier Class due to redemptions upon 60 days’ prior notice and the opportunity to reestablish the account balance;
•	suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission (“SEC”);
•	change the minimum investment amounts;
•	delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);
•	make a redemption-in-kind (a payment in portfolio securities instead of in cash);
•	refuse a purchase order for any reason, including failure to submit a properly completed application;

13

•	refuse an exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in the Investment Manager’s discretion based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading); and
•	terminate or change the Exchange Privilege upon 60 days’ advance notice to shareholders or impose fees in connection with exchanges or redemptions.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of the Fund’s portfolio and may increase Fund expenses and negatively impact the Fund’s performance. The Fund may be subject to additional risks of frequent trading activities because the securities in which the Fund invests tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. As a result, the Fund may be a target for investors that seek to capitalize on price arbitrage opportunities. In an effort to prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s Transfer Agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, it will then review the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager will also notify the Fund’s Transfer Agent of any of these restrictions and will keep the Board of Trustees informed periodically regarding the implementation of these frequent trading policies and procedures. The Fund reserves the right to refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may be harmful to the Fund and its shareholders. Transactions accepted by a financial intermediary in violation of the Fund’s frequent trading policies are not deemed accepted by the Fund and may be rejected by the Fund on the next business day following receipt by the financial intermediary.

Although the Fund will use reasonable efforts to prevent market timing activities in the Fund, there can be no assurances that these efforts will be successful. For example, although the Fund seeks to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund, and as a result the Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the willingness or ability of such intermediaries to monitor for these activities.

ACCOUNT STATEMENTS

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account, whether taken in cash or as additional shares. You will also receive a confirmation after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any, are normally declared and paid in December. We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

CERTAIN FEDERAL INCOME TAX INFORMATION

Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax

14

advisor about the federal, state, local and foreign tax consequences to you of your investment in the Fund based upon your particular circumstances.

Distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable as ordinary income. Properly designated distributions of “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

The Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Funds as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Federal law requires the Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who:

•	Fail to provide a social security number or taxpayer identification number;
•	Fail to certify that their social security number or taxpayer identification number is correct; or
•	Fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

15

MANAGERS AMG FUNDS

TIMESSQUARE MID CAP GROWTH FUND

Investment Manager

Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325
(203) 299-3500 or (800) 835-3879

Subadvisor

TimesSquare Capital Management, LLC
1177 Avenue of the Americas, 39th Floor
New York, New York 10036

Distributor

Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, New York 10286

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Transfer Agent

PFPC, Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
(800) 548-4539

Trustees

Jack W. Aber
William E. Chapman, II
Edward J. Kaier
Peter M. Lebovitz
William J. Nutt
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

16

Additional Information

Additional information about the Fund and its investments is available in the Fund’s SAI and Annual and Semi-Annual Reports, which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone:	1-800-548-4539

By Mail:	Managers
800 Connecticut Avenue
Norwalk, Connecticut 06854

On the Internet:	Electronic copies are available on our website at www.managersinvest.com

In the Fund’s Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. Information about the Fund, including the Fund’s current SAI and Annual and Semi-Annual Reports, is on file with the SEC. The Fund’s SAI is incorporated by reference into (is legally part of) this prospectus. Reports and other information about the Fund are also available on the EDGAR database of the SEC’s website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about the Fund may also be reviewed and copied at the SEC’s Public Reference Room. Call (202)551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act Registration Number 811-9521

17

MANAGERS AMG FUNDS

TIMESSQUARE SMALL CAP GROWTH FUND

Institutional Class

Premier Class

STATEMENT OF ADDITIONAL INFORMATION

DATED May 1, 2006

You can obtain a free copy of the Prospectus of the TimesSquare Small Cap Growth Fund (the “Fund”) dated May 1, 2006 by calling Managers Investment Group LLC at (800) 835-3879 or by visiting our website at www.managersinvest.com. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund’s Prospectus.

The Financial Statements of the Fund, including the Report of Independent Registered Public Accounting Firm, for the fiscal year ended December 31, 2005 included in the Fund’s Annual Report for the fiscal year ended December 31, 2005 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally a part of this Statement of Additional Information). The Annual Report is available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com.

Page
GENERAL INFORMATION

ADDITIONAL INVESTMENT POLICIES

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

MANAGEMENT OF THE FUND

PORTFOLIO MANAGERS	.

BROKERAGE ALLOCATION AND OTHER PRACTICES

PURCHASE, REDEMPTION AND PRICING OF SHARES

CERTAIN FEDERAL INCOME TAX MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

PROXY VOTING POLICIES AND PROCEDURES	Appendix A

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates only to the TimesSquare Small Cap Growth Fund (the “Fund”). The Fund has two classes of shares, the Premier Class and the Institutional Class shares. The Fund is a series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the “Trust”) and part of the Managers Family of Funds. The Trust was organized on June 18, 1999.

This SAI describes the financial history, management and operation of the Fund, as well as the Fund’s investment objective and policies. It should be read in conjunction with the Fund’s current Prospectus. The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. See “Management of the Fund.”

Investments in the Fund are not:

•	Deposits or obligations of any bank;
•	Guaranteed or endorsed by any bank; or
•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified, open-end management investment company.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-capitalization companies. This policy may not be changed without providing shareholders 60 days’ notice.

Investment Techniques and Associated Risks

The following are descriptions of the types of securities that may be purchased by the Fund. Also see “Diversification Requirements for the Fund.” The information below does not describe every type of investment, technique or risk to which the Fund may be exposed. The Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

(1) Cash Equivalents. Cash equivalents include certificates of deposit, bankers acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) or a savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

3

Repurchase Agreements. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security.

Repurchase agreements are subject to certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund’s ability to dispose of the collateral may be delayed or limited.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(2) Common Stocks. Common stocks are securities that represent a unit of ownership in a corporation. The Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased.

(3) Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rate in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the Custodian consisting of liquid assets in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(4) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will also bear the risk of any loss on such investments.

Diversification Requirements for the Fund

The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

4

(1) Issue senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with the Fund’s investment policies.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

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Unless otherwise provided, for purposes of investment restriction (8) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by Standard & Poor’s and Morgan Stanley Capital International.

Portfolio Turnover

Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to the Fund.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders. The Fund will disclose its portfolio holdings on a monthly basis on the 10th business day of each month by posting this information on its website. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Fund that the disclosures are in the best interests of Fund shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Fund will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of Fund shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about the Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Fund may regularly provide non-public portfolio holdings information to the following third parties in the normal course of their performance of services to the Fund: the Subadvisor; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the custodian (The Bank of New York); financial printers (R.R. Donnelly, Morton Graphics, Merrill Corp.); counsel to the Fund (Ropes & Gray LLP) or counsel to the Fund’s independent trustees (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the custodian. Disclosures of portfolio holdings information will be made to the Fund’s independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information may be made to counsel to the Fund or counsel to the Fund’s independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Fund’s operations. In addition, the Fund may provide non-public portfolio holdings information to the following data providers, fund ranking/rating services, and fair valuation services: Lipper, Morningstar, and FT Interactive. The Fund may disclose month-end portfolio holdings information to each of Lipper and Morningstar generally between approximately 1 and 15 days following the end of each month.

The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Fund’s portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

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BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Trustees.

Independent Trustees

The Trustees shown in the table below are not “interested persons” of the Trust within the meaning of the 1940 Act:

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	35	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Interim Executive Vice President, QuadraMed Corporation (2001); President, Retirement Plans Group, Kemper Funds (1990-1998)	35	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-Present)	35	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Steven J. Paggioli DOB: 4/3/50	Trustee since 2004	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	35	Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Trustee, Guardian Mutual Funds (28 portfolios)

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	35	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

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Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2004	Professor of Finance, University of Massachusetts (1985-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Director of Research, URSA Capital (subsidiaries: Lyra/Starview Capital LLC), (2004-Present); Partner, Northampton Capital Management, LLC; Partner, TRS Associates (Sole Proprietorship) and member of Massachusetts Finance Institute (wholly owned subsidiary of Alternative Investment Analytics)	35	None

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustees

The Trustees shown in the table below are “interested persons” of the Trust within the meaning of the 1940 Act. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with the Investment Manager and Managers Distributors, Inc. Mr. Nutt is an interested person of the Trust within the meaning of the 1940 Act by virtue of his position with, and interest in securities of, Affiliated Managers Group, Inc.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Peter M. Lebovitz DOB: 1/18/55	Trustee since 2002 President since 1999	Managing Partner, Managers Investment Group LLC (2005-Present); President and Chief Executive Officer, The Managers Funds LLC (1999-2004); President, Managers Distributors, Inc. (2000-Present); President, The Managers Funds (1999-Present); President, Managers Trust I (2000-Present); President, Managers Trust II (2000-Present); Director of Marketing, The Managers Funds, LP (1994-1999); Director of Marketing, Hyperion Capital Management, Inc. (1993-1994); Senior Vice President, Greenwich Asset Management, Inc. (1989-1993)	35	None

William J. Nutt DOB: 3/30/45	Trustee since 2005	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present); President of Affiliated Managers Group, Inc. (1993-1999); President and Chief Operating Officer, The Boston Company (1989-1993); Senior Executive Vice President, The Boston Company (1982-1989)	35	None

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

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Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
Bruce M. Aronow DOB: 5/31/65	Chief Financial Officer since 2005	Managing Partner, Managers Investment Group LLC (2005-Present); Chief Financial Officer, The Managers Funds, Managers Trust I and Managers Trust II (2005-Present); Executive Vice President and Chief Financial Officer and Principal, Rorer Asset Management (1999-2004); Chief Operating Officer, Rorer Asset Management (2001-2004); Staff Accountant, Manager and Partner, PricewaterhouseCoopers LLP (1987-1998)

Donald S. Rumery DOB: 5/29/58	Treasurer since 1999	Senior Vice-President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Treasurer, The Managers Funds (1995-Present); Secretary, Managers Trust I and Managers Trust II (2000-2004) and Secretary, The Managers Funds (1997-2004)

Christine C. Carsman DOB: 4/2/52	Secretary since 2004	Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, The Managers Funds, Managers Trust I and Managers Trust II (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004); Deputy General Counsel, The Boston Company, Inc. (1993-1995); Associate General Counsel, The Boston Company Advisors, Inc. (1991-1993); Associate, Sullivan & Worcester LLP (1987-1991)

Trustee Share Ownership

	Dollar Range of Equity Securities in the Fund Beneficially Owned as of December 31, 2005	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* Beneficially Owned as of December 31, 2005

Independent Trustees:
Jack W. Aber	None	Over $100,000
William E. Chapman, II	None	Over $100,000
Edward J. Kaier	None	Over $100,000
Steve Paggioli	None	Over $100,000
Eric Rakowski	None	$50,001-$100,000
Thomas R. Schneeweis	None	$50,001-$100,000

Interested Trustees:
William J. Nutt	None	None
Peter M. Lebovitz	None	Over $100,000

*	The Family of Investment Companies consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Fund’s financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval

9

is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm matters bearing upon its status as “independent” under applicable standards of independence established from time to time by the Securities and Exchange Commission (“SEC”) and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record-keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met two times during the most recent fiscal year.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met five times during the most recent fiscal year.

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Trustees’ Compensation

Name of Trustee	Aggregate Compensation from the Fund (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber	$3,301	$73,500
William E. Chapman, II(c)	$3,638	$81,000
Edward J. Kaier(d)	$3,346	$74,500
Steven J. Paggioli	$3,301	$73,500
Eric Rakowski	$3,301	$73,500
Thomas R. Schneeweis	$3,301	$73,500

Interested Trustees:
Peter M. Lebovitz	None	None
William J. Nutt(e)	None	None

(a)	Compensation is calculated for the 12 months ended December 31, 2005. The Fund does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-month period ending December 31, 2005 for services as Trustees of the Trust, The Managers Funds, Managers Trust I and Managers Trust II.
(c)	Mr. Chapman receives an additional $10,000 annually for being the Independent Chairman.
(d)	Mr. Kaier receives an additional $2,000 annually for serving as Audit Committee Chairman.
(e)	Mr. Nutt was appointed as an Interested Trustee in May 2005.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of April 7, 2006 no entity or person “controlled” (within the meaning of the 1940 Act) the Fund. An entity or person that “controls” the Fund could have effective voting control over the Fund.

Principal Holders

As of April 7, 2006, the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:

Premier Class

Name and Address	Percent
Fidelity Investments Institutional	30.76%
Covington, Kentucky 41015

Hallmark Cards Inc.	21.17%
Westwood, Massachusetts 02090

Ameriprise Trust Company	18.20%
Minneapolis, Minnesota 55474-0009

JP Morgan RPS Management RPTG Team	16.70%
Kansas City, Missouri 64114

National Financial Services LLC	7.41%
New York, New York 10281

Institutional Class

Name and Address	Percent
JP Morgan Chase – United Benefits Group	14.07%
New York, NY 10036

Wendel & Co. c/o The Bank Of New York	8.02%
Brooklyn, NY 11217

Northern Trust Co fbo UBSPW DB Timesquare	7.30%
Chicago, IL 60675

Northern Trust fbo Cook Childrens Health Foundation	6.53%
Chicago, IL 60675

The Trust did not know of any person who, as of April 7, 2006, beneficially owned 5% or more of the outstanding shares of the Fund.

Management Ownership

As of April 7, 2006, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

MANAGEMENT OF THE FUND

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Investment Manager serves as investment manager to the Fund. The Investment Manager’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Investment Manager is an indirect wholly-owned subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Fund.

The Investment Manager has entered into an advisory agreement with TimesSquare Capital Management, LLC (the “Subadvisor” or “TSCM”) know as a “Subadvisory Agreement.” TSCM is the successor firm to TimesSquare Capital Management, Inc., which was a wholly-owned subsidiary of the CIGNA Corporation. AMG indirectly owns a majority interest in TSCM. As of December 31, 2005, TSCM’s assets under management totaled approximately $6.2 billion. TSCM’s address is 1177 Avenue of the Americas, 39th Floor, New York, New York 10036. The SEC has given the Trust an exemptive order permitting them to hire new unaffiliated Subadvisors without prior shareholder approval, but subject to notification within 90 days of the hiring of such a Subadvisor. The Investment Manager serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating Subadvisors for individuals and institutional investors.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objectives, policies and restrictions. Generally, the services which the Subadvisor provides to the Fund are limited to asset management and related recordkeeping services.

The Subadvisor or an affiliated broker-dealer may execute portfolio transactions for the Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadvisor participates. For underwritings where a

Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory or other accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Fund pursuant to an Investment Management Agreement (the “Management Agreement”). The Management Agreement permits the Investment Manager to from time to time engage one or more Subadvisors to assist in the performance of its services. Pursuant to the Management Agreement, the Investment Manager has entered into a Subadvisory Agreement with TSCM with respect to the Fund (the “Subadvisory Agreement”).

The Management Agreement and the Subadvisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days’ written notice to the other party and to the Fund. The Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Management Agreement provides that the Investment Manager is specifically responsible for:

•	developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the Fund;

•	determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents;

•	making changes on behalf of the Trust in the investments of the Fund;

•	providing financial, accounting and statistical information required for registration statements and reports with the SEC; and

•	providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

Under the Subadvisory Agreement, the Subadvisor manages all of the Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objectives, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trustees. The provision of investment advisory services by the Subadvisor to the Fund will not be exclusive under the terms of the Subadvisory Agreement, and the Subadvisor will be free to and expect to render investment advisory services to others.

The Fund pays all expenses not borne by the Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust’s independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor’s other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

The Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to the Fund or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Management Agreement relates. The Subadvisory Agreement provides that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The Trust has obtained from the SEC an exemptive order which permits the Investment Manager, subject to certain conditions, to enter into Subadvisory Agreements with unaffiliated Subadvisors approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to the approval of the Trustees but without shareholder approval, to employ new unaffiliated Subadvisors for new or existing Funds, change the terms of a particular Subadvisory Agreement or continue the employment of existing Subadvisors after events that under the 1940 Act and the Subadvisory Agreement would be an automatic termination of the Subadvisory Agreement. Although shareholder approval will not be required for the termination of such Subadvisory Agreements, shareholders of a Fund will continue to have the right to terminate such Subadvisory Agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

Compensation of Investment Manager and Subadvisor

As compensation for the investment management services rendered and related expenses under the Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee equal to 1.00% of the average daily net assets of the Fund, which is computed daily and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor a fee (net of any mutually agreed upon fee waivers and reimbursements ) for managing the Fund equal to 1.00% of the average daily net assets of the Fund, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the Fund’s expenses.

During the fiscal years ended December 31, 2003, 2004 and 2005, the Investment Manager was paid the following fees by the Fund under the Management Agreement. Fees paid prior to April 11, 2005 (the time at which the Fund participated in a reorganization pursuant to which Small Cap Growth/Times Square Fund, a series of CIGNA Funds Group, was reorganized into the Fund) were paid to the Fund’s former investment manager, CIGNA Funds Group (“CIGNA”).

2003: $2,021,000

2004: 4,421,000

2005: 5,191,992

For the period from April 11, 2005 through December 31, 2005, the Subadvisor was paid $3,327,629 by the Investment Manager under the Subadvisory Agreement.

Fee Waivers and Expense Limitations

From time to time, the Investment Manager may agree to waive all or a portion of the fee it would otherwise be entitled to receive from the Fund and/or reimburse certain Fund expenses above a specified maximum amount. The Investment Manager may waive all or a portion of its fee and/or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to the Fund. The Investment Manager may also waive all or a portion of its fees from the Fund and/or reimburse Fund expenses for other reasons, such as attempting to make the Fund’s performance more competitive as compared to similar funds. The effect of the fee waivers and expense reimbursements in effect at the date of this SAI on Fund expenses is reflected under the heading “Fees and Expenses” located in the front of the Fund’s Prospectus. Voluntary fee waivers/expense limitations by the Investment Manager or by the Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Subadvisor. Contractual fee waivers/expense limitations can only be terminated at the end of a term. Fees waived/expenses reimbursed by the Investment Manager (for the period from April 11, 2005 through December 31, 2005) and CIGNA (for the period from January 1, 2005 through April 8, 2005) during the fiscal year ended December 31, 2005 were $230,458.

Portfolio Managers of the Fund (information as of December 31, 2005)

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Grant R. Babyak

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	10	$2,282.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	90	$3,960.5	4	$395.3

Portfolio Manager: Yvette C. Bockstein

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	7	$2,043.7	0	$0

Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	64	$3,581.8	3	$370.0

Portfolio Manager: Kenneth C. Duca, CFA
Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The Subadvisor has adopted a Compliance Manual that includes a set of policies and procedures that are designed to assure that it complies with the requirements of the Investment Advisers Act of 1940, as amended, and generally requires both the Subadvisor and its employees to deal with all clients in a fair and equitable manner. On occasion, the Subadvisor, its principals, or employees may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. The Subadvisor maintains a Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

Portfolio Manager Compensation

The Subadvisor’s compensation program rewards top performing portfolio managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm. The program is tied exclusively to the Subadvisor’s client’s investment performance and financial results of the firm and its investment business. Moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for portfolio managers. Investment professionals’ compensation is comprised of the following three components: base salaries, an annual bonus plan and significant equity in the firm, as described below.

Base Salaries

Base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers. The Subadvisor adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers. For key investment decision-makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.

Annual Bonus Plan

Bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over multiple time horizons. Performance is calculated by comparing pre-tax total returns.

The bonus ranges for portfolio managers and analysts are tied to performance. The bonus pool takes into account the Subadvisor’s overall financial performance. Individual bonuses are derived on the basis of bonus ranges and the individual’s pre-tax performance is measured versus relevant benchmarks. For portfolio managers and analysts, bonuses range from 50%-200% of base salaries. The relevant benchmarks for the portfolio managers are the product benchmarks and peer groups. If the portfolio manager underperforms the benchmark and the peer universe, the bonus will be at the low end of the range. Performance is measured on both a 1 year and 3 year basis, equally weighted. Similarly, for an analyst, their performance is compared to their relevant sector performance in the products’ benchmarks using the Subadvisor’s attribution system. Their performance is measured over a 1 year and 3 year basis as well. Sector weightings are also influenced by analyst contributions, and analysts get credit for successfully underweighting underperforming areas.

Equity Ownership

Senior investment professionals receive significant equity ownership in the firm, subject to a five year vesting period. Once vested, certain components with vested value are not immediately accessible to further encourage retention. Through this stake in the Subadvisor’s business, portfolio managers should benefit from client retention and business growth. Currently, substantially all of the Subadvisor’s investment professionals retain ownership.

Portfolio Manager Ownership of the Fund

Mr. Babyak: $10,001 to $50,000

Ms. Bockstein: $1 to $10,000

Mr. Duca: None

Proxy Voting Policies and Procedures

Proxies for the Fund’s portfolio securities are voted in accordance with TSCM’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available: (i) without charge, by calling (800) 548-4539; and (ii) on the SEC’s website at http://www.sec.gov.

Administration Agreement

Under the Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. Pursuant to an Administration Agreement between the Investment Manager and the Subadvisor, the Subadvisor compensates the Investment Manager for the administrative services it provides to the Fund.

Code of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Distribution Arrangements

MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI or services agreements with the Investment Manager. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act). MDI is not obligated to sell any specific amount of shares of any Fund. Shares of the Institutional Class and the Premier Class are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

For sales of Institutional Class shares, MDI may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. MDI or its affiliates out of their own assets will make all of the above payments. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sales.

MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Custodian

The Bank of New York (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the name of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

PFPC, Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769, is the transfer agent (the “Transfer Agent”) for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities held in the Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. The Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

Brokerage Commissions

During the fiscal year ended December 31, 2005, the Fund paid brokerage commissions of $1,394,572.

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Fund and not to expenses of the Investment Manager or the Subadvisor.

Fund Ownership of Broker-Dealer Securities

The Fund owned, as of December 31, 2005, securities issued by a “regular broker-dealer” of the Fund, as that term is defined in Rule 10b-1 under the 1940 Act, or by the parents of the regular broker-dealers. As of December 31, 2005, the Fund held such securities of Jefferies Group in the amount of $5,622,500.

Affiliated Brokerage

Certain affiliates of JPMorgan Chase & Co. may be deemed to be affiliated persons of the Fund because of their record ownership of the Fund. For the period from April 11, 2005 through December 31, 2005, the Fund paid brokerage commissions to broker-dealer affiliates of JP Morgan Chase & Co. of $16,280. For the fiscal year ended December 31, 2005, 1.17% of the Fund’s aggregate brokerage commissions were paid to such broker-dealer affiliates.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services.

Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York Time, at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Investment Manager will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15 calendar day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Fund and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange (“NYSE”) on that day. Redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Trust reserves the right to redeem shareholder accounts (after 60 days’ notice) when the value of the Fund shares in the account falls below $5,000,000 for the Institutional Class and $1,000,000 for the Premier Class, due to redemptions. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

An investor may exchange shares from the Fund into shares of the same class of any of the other funds managed by the Investment Manager (for a current list of these funds, call (800) 548-4539). Since an exchange is the sale of shares of the Fund and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

Net Asset Value

The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of each class of the Fund is equal to the value of the Fund’s assets attributable to that class minus liabilities allocable to that class divided by that class’s shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN TAX MATTERS

The following summary of certain federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Fund—in General

The Fund intends to qualify and elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and elect, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (all such income, “Qualifying Income”); and (b) invest the Fund’s assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of (x) any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses or (y) in the securities of one or more “qualified publicly traded partnerships” as the term is defined in the Code.

If the Fund were to fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions by the Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Furthermore, if shareholders receive a distribution in excess of current or accumulated earnings and profits, they would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder’s basis in the shareholder’s shares would be taxable as gain realized from the sale of such shares. The Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund qualifies as a regulated investment company, the Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of Fund Investments

Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Accrued original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not cash on the debt security is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In general, in the case of a debt security that has a fixed maturity date of more than one year from the date of issue and has market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently.

Futures and Options Transactions. Certain of the Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income, and require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, futures contracts, options on futures contracts, options on securities, and options on security indices. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for “mixed straddles” (described below), each such position held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When the Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund’s risk of loss with respect to another position held by the Fund that is not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a “mixed straddle” that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of the Fund’s securities and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for its “mixed straddles” that could alter certain effects of section 1256 or section 1092.

The Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses; net short-term gains arising therefrom, to the extent not offset by capital losses, together with profits from foreign currency positions producing ordinary income for which such an election is not made, will be taxable as ordinary income. The Fund’s transactions in foreign currencies or foreign currency-denominated instruments are likely to produce a difference between the Fund’s book income and the Fund’s taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate income tax liability at the Fund level.

Tax Implications of Certain Investments. Certain of the Fund’s investments will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund’s taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.

Federal Income Taxation of Shareholders

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2009, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

A portion of the dividends paid by the Fund to shareholders that are corporations may be eligible for the 70% dividends-received deduction.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund’s shares. Should a distribution reduce the fair market value below a shareholder’s cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Foreign Taxes

Dividend or interest income received from securities of a non-U.S. issuer may be withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of stocks or securities in foreign corporations the Fund may be entitled to elect to pass through to its shareholders the foreign income taxes paid thereby. In such a case, if the Fund elected to pass through to its shareholders such foreign income taxes, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes.

Tax-Exempt Investors

If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (collectively, “Tax-Exempt Investors”) incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income (“UBTI”). In that case, the UBTI portion of the Tax-Exempt Investor’s income from its investment in a Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor’s average acquisition debt balance to the average tax basis of its shares for the year.

State and Local Taxes

The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUND IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.

OTHER INFORMATION

Massachusetts Business Trust

The Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Fund is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The trustees have authorized the issuance of two classes of shares of the Fund – the Institutional Class and the Premier Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of such additional series, to the extent required by the 1940 Act.

Additional Information

This SAI and the Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this SAI, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or MDI. The Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Fund’s audited Financial Statements for the fiscal year ended December 31, 2005 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm by PricewaterhouseCoopers LLP, are incorporated by reference into this SAI from the Fund’s Annual Report for fiscal year ended December 31, 2005, filed with the SEC. The Fund’s Annual Report is available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com or on the SEC’s website at www.sec.gov.

APPENDIX A

TimesSquare Capital Management LLC

Proxy Voting Policies & Procedures

Compliance identifies those clients for which TimesSquare Capital Management, LLC (“TimesSquare”) has been instructed to vote proxies. Working with the key proxy voting decision makers, that is analysts and portfolio managers, Compliance develops guidelines for voting on management and shareholder proposals. The proxy voting guidelines are reviewed and approved annually by the TimesSquare Proxy Voting Committee (“Proxy Voting Committee”).

To address potential material conflicts of interest between the interests of TimesSquare and its affiliates and interests of TimesSquare’s clients, TimesSquare adheres to the pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee.

1.	Taking into consideration all pertinent factors, TimesSquare’s proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.

a.	For ERISA third party accounts, including advisory accounts, mutual funds, and separate accounts, TimesSquare acts prudently and solely in the interest of, and for the exclusive purpose of providing benefits to, beneficiaries of these accounts, taking into consideration only those factors which would affect the value of the investments and support the objective of providing increased shareholder value to beneficiaries.

b.	For non-ERISA third party accounts, including certain advisory accounts, mutual funds and separate accounts, the client’s financial and non-financial objectives only, to the extent known, shall be considered.

2.	Compliance is responsible for ensuring that all proxy ballots are voted, and are voted in accordance with policies and procedures described in this policy. The mechanics, administration and record keeping of proxy voting are outsourced to the Investor Responsibility Research Center (IRRC). All proxy materials are directed to IRRC by the portfolios’ custodians. IRRC votes proxies in accordance with voting guidelines and instructions provided by TimesSquare; reconciles all shares held on record date to shares voted; and maintains records of, and provides quarterly reports, on how each portfolio has voted its proxies.

3.	Using detailed voting guidelines provided by TimesSquare, IRRC alerts Compliance of proxy ballot issues that are considered on a case-by-case basis. After consulting with equity analysts and portfolio managers, Compliance presents voting recommendations on such ballots to the Proxy Voting Committee, which reviews and approves/disapproves recommendations.

4.	Compliance is responsible for reporting exceptions and/or non-routine or new matters to the Proxy Voting Committee. Compliance also provides the Committee with reports that provide an overview of voting results.

5.	In the case of sub-advised accounts, TimesSquare shall, unless otherwise directed by the account, be responsible for voting proxies.

MANAGERS AMG FUNDS

TIMESSQUARE MID CAP GROWTH FUND

Institutional Class

Premier Class

STATEMENT OF ADDITIONAL INFORMATION

DATED May 1, 2006

You can obtain a free copy of the Prospectus of the TimesSquare Mid Cap Growth Fund (the “Fund”) dated May 1, 2006 by calling Managers Investment Group LLC at (800) 835-3879 or by visiting our website at www.managersinvest.com. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund’s Prospectus.

The Financial Statements of the Fund, including the Report of Independent Registered Public Accounting Firm, for the fiscal period ended December 31, 2005 included in the Fund’s Annual Report for the fiscal period ended December 31, 2005 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally a part of this Statement of Additional Information). The Annual Report is available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com.

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GENERAL INFORMATION

ADDITIONAL INVESTMENT POLICIES

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

MANAGEMENT OF THE FUND

PORTFOLIO MANAGERS	.

BROKERAGE ALLOCATION AND OTHER PRACTICES

PURCHASE, REDEMPTION AND PRICING OF SHARES

CERTAIN FEDERAL INCOME TAX MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

PROXY VOTING POLICIES AND PROCEDURES	Appendix A

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates only to the TimesSquare Mid Cap Growth Fund (the “Fund”). The Fund has two classes of shares, the Premier Class and the Institutional Class shares. The Fund is a series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the “Trust”) and part of the Managers Family of Funds. The Trust was organized on June 18, 1999.

This SAI describes the financial history, management and operation of the Fund, as well as the Fund’s investment objective and policies. It should be read in conjunction with the Fund’s current Prospectus. The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. See “Management of the Fund.”

Investments in the Fund are not:

•	Deposits or obligations of any bank;
•	Guaranteed or endorsed by any bank; or
•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified, open-end management investment company.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid-capitalization companies. This policy may not be changed without providing shareholders 60 days’ notice.

Investment Techniques and Associated Risks

The following are descriptions of the types of securities that may be purchased by the Fund. Also see “Diversification Requirements for the Fund.” The information below does not describe every type of investment, technique or risk to which the Fund may be exposed. The Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

(1) Cash Equivalents. Cash equivalents include certificates of deposit, bankers acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) or a savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

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Repurchase Agreements. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security.

Repurchase agreements are subject to certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund’s ability to dispose of the collateral may be delayed or limited.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(2) Common Stocks. Common stocks are securities that represent a unit of ownership in a corporation. The Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased.

(3) Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rate in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the Custodian consisting of liquid assets in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(4) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will also bear the risk of any loss on such investments.

Diversification Requirements for the Fund

The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

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(1) Issue senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with the Fund’s investment policies.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

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Unless otherwise provided, for purposes of investment restriction (8) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by Standard & Poor’s and Morgan Stanley Capital International.

Portfolio Turnover

Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to the Fund.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders. The Fund will disclose its portfolio holdings on a monthly basis on the 10th business day of each month by posting this information on its website. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Fund that the disclosures are in the best interests of Fund shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Fund will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of Fund shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about the Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Fund may regularly provide non-public portfolio holdings information to the following third parties in the normal course of their performance of services to the Fund: the Subadvisor; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the custodian (The Bank of New York); financial printers (R.R. Donnelly, Morton Graphics, Merrill Corp.); counsel to the Fund (Ropes & Gray LLP) or counsel to the Fund’s independent trustees (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the custodian. Disclosures of portfolio holdings information will be made to the Fund’s independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information may be made to counsel to the Fund or counsel to the Fund’s independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Fund’s operations. In addition, the Fund may provide non-public portfolio holdings information to the following data providers, fund ranking/rating services, and fair valuation services: Lipper, Morningstar, and FT Interactive. The Fund may disclose month-end portfolio holdings information to each of Lipper and Morningstar generally between approximately 1 and 15 days following the end of each month.

The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Fund’s portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

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BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Trustees.

Independent Trustees

The Trustees shown in the table below are not “interested persons” of the Trust within the meaning of the 1940 Act:

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	35	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Interim Executive Vice President, QuadraMed Corporation (2001); President, Retirement Plans Group, Kemper Funds (1990-1998)	35	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-Present)	35	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Steven J. Paggioli DOB: 4/3/50	Trustee since 2004	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	35	Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Trustee, Guardian Mutual Funds (28 portfolios)

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	35	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

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Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2004	Professor of Finance, University of Massachusetts (1985-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Director of Research, URSA Capital (subsidiaries: Lyra/Starview Capital LLC), (2004-Present); Partner, Northampton Capital Management, LLC; Partner, TRS Associates (Sole Proprietorship) and member of Massachusetts Finance Institute (wholly owned subsidiary of Alternative Investment Analytics)	35	None

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustees

The Trustees shown in the table below are “interested persons” of the Trust within the meaning of the 1940 Act. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with the Investment Manager and Managers Distributors, Inc. Mr. Nutt is an interested person of the Trust within the meaning of the 1940 Act by virtue of his position with, and interest in securities of, Affiliated Managers Group, Inc.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Peter M. Lebovitz DOB: 1/18/55	Trustee since 2002 President since 1999	Managing Partner, Managers Investment Group LLC (2005-Present); President and Chief Executive Officer, The Managers Funds LLC (1999-2004); President, Managers Distributors, Inc. (2000-Present); President, The Managers Funds (1999-Present); President, Managers Trust I (2000-Present); President, Managers Trust II (2000-Present); Director of Marketing, The Managers Funds, LP (1994-1999); Director of Marketing, Hyperion Capital Management, Inc. (1993-1994); Senior Vice President, Greenwich Asset Management, Inc. (1989-1993)	35	None

William J. Nutt DOB: 3/30/45	Trustee since 2005	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present); President of Affiliated Managers Group, Inc. (1993-1999); President and Chief Operating Officer, The Boston Company (1989-1993); Senior Executive Vice President, The Boston Company (1982-1989)	35	None

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

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Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
Bruce M. Aronow DOB: 5/31/65	Chief Financial Officer since 2005	Managing Partner, Managers Investment Group LLC (2005-Present); Chief Financial Officer, The Managers Funds, Managers Trust I and Managers Trust II (2005-Present); Executive Vice President and Chief Financial Officer and Principal, Rorer Asset Management (1999-2004); Chief Operating Officer, Rorer Asset Management (2001-2004); Staff Accountant, Manager and Partner, PricewaterhouseCoopers LLP (1987-1998)

Donald S. Rumery DOB: 5/29/58	Treasurer since 1999	Senior Vice-President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Treasurer, The Managers Funds (1995-Present); Secretary, Managers Trust I and Managers Trust II (2000-2004) and Secretary, The Managers Funds (1997-2004)

Christine C. Carsman DOB: 4/2/52	Secretary since 2004	Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, The Managers Funds, Managers Trust I and Managers Trust II (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004); Deputy General Counsel, The Boston Company, Inc. (1993-1995); Associate General Counsel, The Boston Company Advisors, Inc. (1991-1993); Associate, Sullivan & Worcester LLP (1987-1991)

Trustee Share Ownership

	Dollar Range of Equity Securities in the Fund Beneficially Owned as of December 31, 2005	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* Beneficially Owned as of December 31, 2005
Independent Trustees:
Jack W. Aber William E. Chapman, II Edward J. Kaier Steve Paggioli Eric Rakowski Thomas R. Schneeweis	None None None None None None	Over $100,000 Over $100,000 Over $100,000 Over $100,000 $50,001-$100,000 $50,001-$100,000

Interested Trustees:
William J. Nutt Peter M. Lebovitz	None None	None Over $100,000

*	The Family of Investment Companies consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Fund’s financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm

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to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm matters bearing upon its status as “independent” under applicable standards of independence established from time to time by the Securities and Exchange Commission (“SEC”) and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record-keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met two times during the most recent fiscal year.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met five times during the most recent fiscal year.

Trustees’ Compensation

Name of Trustee	Aggregate Compensation from the Fund (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber	$144	$73,500
William E. Chapman, II(c)	$159	$81,000
Edward J. Kaier(d)	$146	$74,500
Steven J. Paggioli	$144	$73,500
Eric Rakowski	$144	$73,500
Thomas R. Schneeweis	$144	$73,500

Interested Trustees:
Peter M. Lebovitz	None	None
William J. Nutt(e)	None	None

(a)	Compensation is calculated for the period from March 4, 2005 (commencement of operations) through December 31, 2005. The Fund does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-month period ending December 31, 2005 for services as Trustees of the Trust, The Managers Funds, Managers Trust I and Managers Trust II.
(c)	Mr. Chapman receives an additional $10,000 annually for being the Independent Chairman.
(d)	Mr. Kaier receives an additional $2,000 annually for serving as Audit Committee Chairman.
(e)	Mr. Nutt was appointed as an Interested Trustee in May 2005.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of April 7, 2006 no entity or person “controlled” (within the meaning of the 1940 Act) the Fund. An entity or person that “controls” the Fund could have effective voting control over the Fund.

Principal Holders

As of April 7, 2006, the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:

Premier Class

Name and Address	Percent
ICMA-RX Services LLC	23.14%
Washington, DC 20002-4290

Charles Schwab & Co. Inc.	20.90%
San Francisco, California 94104-4122

Vanguard Fiduciary Trust Co.	18.32%
Valley Forge, Pennsylvania 19482-2600

Union Bank Trust	5.36%
San Diego, California 92186

Institutional Class

Name and Address	Percent
Charles Schwab & Co. Inc.	22.70%
San Francisco, California 94104-4122

Deseret Mutual Benefit Admin Trust	8.93%
Salt Lake City, Utah 84111

Wendel & Co.	7.16%
c/o The Bank of New York
New York, New York, 10286

Wendel & Co.	7.09%
c/o The Bank of New York
New York, New York 10286

Wendel & Co.	6.40%
c/o The Bank of New York
New York, New York 10286

The Trust did not know of any person who, as of April 7, 2006, beneficially owned 5% or more of the outstanding shares of the Fund.

Management Ownership

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As of April 7, 2006, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

MANAGEMENT OF THE FUND

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Investment Manager serves as investment manager to the Fund. The Investment Manager’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Investment Manager is an indirect wholly-owned subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Fund.

The Investment Manager has entered into an advisory agreement with the TimesSquare Capital Management, LLC (the “Subadvisor” or “TSCM”) know as a “Subadvisory Agreement.” TSCM is the successor firm to TimesSquare Capital Management, Inc., which was a wholly-owned subsidiary of the CIGNA Corporation. AMG indirectly owns a majority interest in TSCM. As of December 31, 2005, TSCM’s assets under management totaled approximately $6.2 billion. TSCM’s address is 1177 Avenue of the Americas, 39th Floor, New York, New York 10036. The SEC has given the Trust an exemptive order permitting them to hire new unaffiliated Subadvisors without prior shareholder approval, but subject to notification within 90 days of the hiring of such a Subadvisor. The Investment Manager serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating Subadvisors for individuals and institutional investors.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objectives, policies and restrictions. Generally, the services which the Subadvisor provides to the Fund are limited to asset management and related recordkeeping services.

The Subadvisor or an affiliated broker-dealer may execute portfolio transactions for the Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadvisor participates. For underwritings where a Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory or other accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Fund pursuant to an Investment Management Agreement (the “Management Agreement”). The Management Agreement permits the Investment Manager to from time to time engage one or more Subadvisors to assist in the performance of its services. Pursuant to the Management Agreement, the Investment Manager has entered into a Subadvisory Agreement with TSCM with respect to the Fund (the “Subadvisory Agreement”).

The Management Agreement and the Subadvisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in

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person at a meeting called for the purpose of voting on such continuance. The Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days’ written notice to the other party and to the Fund. The Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Management Agreement provides that the Investment Manager is specifically responsible for:

•	developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the Fund;

•	determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents;

•	making changes on behalf of the Trust in the investments of the Fund;

•	providing financial, accounting and statistical information required for registration statements and reports with the SEC; and

•	providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

Under the Subadvisory Agreement, the Subadvisor manages all of the Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objectives, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trustees. The provision of investment advisory services by the Subadvisor to the Fund will not be exclusive under the terms of the Subadvisory Agreement, and the Subadvisor will be free to and expect to render investment advisory services to others.

The Fund pays all expenses not borne by the Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust’s independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor’s other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a

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Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

The Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to the Fund or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Management Agreement relates. The Subadvisory Agreement provides that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The Trust has obtained from the SEC an exemptive order which permits the Investment Manager, subject to certain conditions, to enter into Subadvisory Agreements with unaffiliated Subadvisors approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to the approval of the Trustees but without shareholder approval, to employ new unaffiliated Subadvisors for new or existing Funds, change the terms of a particular Subadvisory Agreement or continue the employment of existing Subadvisors after events that under the 1940 Act and the Subadvisory Agreement would be an automatic termination of the Subadvisory Agreement. Although shareholder approval will not be required for the termination of such Subadvisory Agreements, shareholders of a Fund will continue to have the right to terminate such Subadvisory Agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

Compensation of Investment Manager and Subadvisor

As compensation for the investment management services rendered and related expenses under the Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee equal to 1.00% of the average daily net assets of the Fund, which is computed daily and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor a fee (net of any mutually agreed upon fee waivers and reimbursements ) for managing the Fund equal to 1.00% of the average daily net assets of the Fund, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the Fund’s expenses.

For the period March 4, 2005 (commencement of operations) through December 31, 2005, the Investment Manager was paid $176,694 by the Fund under the Management Agreement. For the period March 4, 2005 (commencement of operations) through December 31, 2005, Subadvisor was paid $95,743 by the Investment Manager under the Subadvisory Agreement.

Fee Waivers and Expense Limitations

From time to time, the Investment Manager may agree to waive all or a portion of the fee it would otherwise be entitled to receive from the Fund and/or reimburse certain Fund expenses above a specified maximum amount. The Investment Manager may waive all or a portion of its fee and/or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to the Fund. The Investment Manager may also waive all or a portion of its fees from the Fund and/or reimburse Fund expenses for other reasons, such as attempting to make the Fund’s performance more competitive as compared to similar funds. The effect of the fee waivers and expense reimbursements in effect at the date of this SAI on Fund expenses is reflected under the heading “Fees and Expenses” located in the front of the Fund’s Prospectus. Voluntary fee waivers/expense limitations by the Investment Manager

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or by the Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Subadvisor. Contractual fee waivers/expense limitations can only be terminated at the end of a term. Fees waived/expenses reimbursed by the Investment Manager for the period from March 4, 2005 (commencement of operations) to December 31, 2005 were $59,558.

Portfolio Managers of the Fund (information as of December 31, 2005)

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Ian Anthony Rosenthal, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	3	$238.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	26	$378.7	1	$25.2

Portfolio Manager: Grant R. Babyak

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	10	$2,282.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	90	$3,960.5	4	$395.3

The Subadvisor has adopted a Compliance Manual that includes a set of policies and procedures that are designed to assure that it complies with the requirements of the Investment Advisers Act of 1940, as amended, and generally requires both the Subadvisor and its employees to deal with all clients in a fair and equitable manner. On occasion, the Subadvisor, its principals, or employees may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. The Subadvisor maintains a Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

Portfolio Manager Compensation

The Subadvisor’s compensation program rewards top performing portfolio managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm. The program is tied exclusively to the Subadvisor’s client’s investment performance and financial results of the firm and its investment business. Moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for portfolio managers. Investment professionals’ compensation is comprised of the following three components: base salaries, an annual bonus plan and significant equity in the firm, as described below.

Base Salaries

Base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers. The Subadvisor adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers. For key investment decision-makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.

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Annual Bonus Plan

Bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over multiple time horizons. Performance is calculated by comparing pre-tax total returns.

The bonus ranges for portfolio managers and analysts are tied to performance. The bonus pool takes into account the Subadvisor’s overall financial performance. Individual bonuses are derived on the basis of bonus ranges and the individual’s pre-tax performance is measured versus relevant benchmarks. For portfolio managers and analysts, bonuses range from 50%-200% of base salaries. The relevant benchmarks for the portfolio managers are the product benchmarks and peer groups. If the portfolio manager underperforms the benchmark and the peer universe, the bonus will be at the low end of the range. Performance is measured on both a 1 year and 3 year basis, equally weighted. Similarly, for an analyst, their performance is compared to their relevant sector performance in the products’ benchmarks using the Subadvisor’s attribution system. Their performance is measured over a 1 year and 3 year basis as well. Sector weightings are also influenced by analyst contributions, and analysts get credit for successfully underweighting underperforming areas.

Equity Ownership

Senior investment professionals receive significant equity ownership in the firm, subject to a five year vesting period. Once vested, certain components with vested value are not immediately accessible to further encourage retention. Through this stake in the Subadvisor’s business, portfolio managers should benefit from client retention and business growth. Currently, substantially all of the Subadvisor’s investment professionals retain ownership.

Portfolio Manager Ownership of the Fund

Mr. Rosenthal: $100,001 to $500,000

Mr. Babyak: $100,001 to $500,000

Proxy Voting Policies and Procedures

Proxies for the Fund’s portfolio securities are voted in accordance with TSCM’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available: (i) without charge, by calling (800) 548-4539; and (ii) on the SEC’s website at http://www.sec.gov.

Administration Agreement

Under the Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. Pursuant to an Administration Agreement between the Investment Manager and the Subadvisor, the Subadvisor compensates the Investment Manager for the administrative services it provides to the Fund.

Code of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Distribution Arrangements

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MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI or services agreements with the Investment Manager. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act). MDI is not obligated to sell any specific amount of shares of any Fund. Shares of the Institutional Class and the Premier Class are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

For sales of Institutional Class shares, MDI may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. MDI or its affiliates out of their own assets will make all of the above payments. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sales.

MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Custodian

The Bank of New York (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the name of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

PFPC, Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769, is the transfer agent (the “Transfer Agent”) for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities held in the Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of

17

the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. The Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

Brokerage Commissions

During the period from March 4, 2005 through December 31, 2005, the Fund paid brokerage commissions of $107,757.

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Fund and not to expenses of the Investment Manager or the Subadvisor.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

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Purchase orders received by the Trust by 4:00 p.m. New York Time, at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Investment Manager will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15 calendar day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Fund and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange (“NYSE”) on that day. Redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Trust reserves the right to redeem shareholder accounts (after 60 days’ notice) when the value of the Fund shares in the account falls below $5,000,000 for the Institutional Class and $1,000,000 for the Premier Class, due to redemptions. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are

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redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

An investor may exchange shares from the Fund into shares of the same class of any of the other funds managed by the Investment Manager (for a current list of these funds, call (800) 548-4539). Since an exchange is the sale of shares of the Fund and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

Net Asset Value

The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of each class of the Fund is equal to the value of the Fund’s assets attributable to that class minus liabilities allocable to that class divided by that class’s shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Frequent Purchase and Redemption Arrangements

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The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN TAX MATTERS

The following summary of certain federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Fund—in General

The Fund intends to qualify and elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and elect, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (all such income, “Qualifying Income”); and (b) invest the Fund’s assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of (x) any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses or (y) in the securities of one or more “qualified publicly traded partnerships” as the term is defined in the Code.

If the Fund were to fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions by the Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or

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accumulated earnings and profits. Furthermore, if shareholders receive a distribution in excess of current or accumulated earnings and profits, they would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder’s basis in the shareholder’s shares would be taxable as gain realized from the sale of such shares. The Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund qualifies as a regulated investment company, the Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of Fund Investments

Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Accrued original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not cash on the debt security is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In general, in the case of a debt security that has a fixed maturity date of more than one year from the date of issue and has market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently.

Futures and Options Transactions. Certain of the Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income, and require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, futures contracts, options on futures contracts, options on securities, and options on security indices. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for “mixed straddles” (described below), each such position held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When the Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund’s risk of loss with respect to another position held by the Fund that is not governed

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by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a “mixed straddle” that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of the Fund’s securities and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for its “mixed straddles” that could alter certain effects of section 1256 or section 1092.

The Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses; net short-term gains arising therefrom, to the extent not offset by capital losses, together with profits from foreign currency positions producing ordinary income for which such an election is not made, will be taxable as ordinary income. The Fund’s transactions in foreign currencies or foreign currency-denominated instruments are likely to produce a difference between the Fund’s book income and the Fund’s taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate income tax liability at the Fund level.

Tax Implications of Certain Investments. Certain of the Fund’s investments will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund’s taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.

Federal Income Taxation of Shareholders

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2009, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

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A portion of the dividends paid by the Fund to shareholders that are corporations may be eligible for the 70% dividends-received deduction.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund’s shares. Should a distribution reduce the fair market value below a shareholder’s cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Foreign Taxes

Dividend or interest income received from securities of a non-U.S. issuer may be withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of stocks or securities in foreign corporations the Fund may be entitled to elect to pass through to its shareholders the foreign income taxes paid thereby. In such a case, if the Fund elected to pass through to its shareholders such foreign income taxes, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes.

Tax-Exempt Investors

If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (collectively, “Tax-Exempt Investors”) incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income (“UBTI”). In that case, the UBTI portion of the Tax-Exempt Investor’s income from its investment in a Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor’s average acquisition debt balance to the average tax basis of its shares for the year.

State and Local Taxes

The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

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SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUND IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.

OTHER INFORMATION

Massachusetts Business Trust

The Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Fund is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The trustees have authorized the issuance of two classes of shares of the Fund – the Institutional Class and the Premier Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Fund have no

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preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of such additional series, to the extent required by the 1940 Act.

Additional Information

This SAI and the Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions

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have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this SAI, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or MDI. The Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Fund’s audited Financial Statements for the period beginning March 4, 2005 (commencement of operations) through December 31, 2005 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm by PricewaterhouseCoopers LLP, are incorporated by reference into this SAI from the Fund’s Annual Report for period ended December 31, 2005, filed with the SEC. The Fund’s Annual Report is available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com or on the SEC’s website at www.sec.gov.

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APPENDIX A

TimesSquare Capital Management LLC

Proxy Voting Policies & Procedures

Compliance identifies those clients for which TimesSquare Capital Management, LLC (“TimesSquare”) has been instructed to vote proxies. Working with the key proxy voting decision makers, that is analysts and portfolio managers, Compliance develops guidelines for voting on management and shareholder proposals. The proxy voting guidelines are reviewed and approved annually by the TimesSquare Proxy Voting Committee (“Proxy Voting Committee”).

To address potential material conflicts of interest between the interests of TimesSquare and its affiliates and interests of TimesSquare’s clients, TimesSquare adheres to the pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee.

1.	Taking into consideration all pertinent factors, TimesSquare’s proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.

a.	For ERISA third party accounts, including advisory accounts, mutual funds, and separate accounts, TimesSquare acts prudently and solely in the interest of, and for the exclusive purpose of providing benefits to, beneficiaries of these accounts, taking into consideration only those factors which would affect the value of the investments and support the objective of providing increased shareholder value to beneficiaries.

b.	For non-ERISA third party accounts, including certain advisory accounts, mutual funds and separate accounts, the client’s financial and non-financial objectives only, to the extent known, shall be considered.

2.	Compliance is responsible for ensuring that all proxy ballots are voted, and are voted in accordance with policies and procedures described in this policy. The mechanics, administration and record keeping of proxy voting are outsourced to the Investor Responsibility Research Center (IRRC). All proxy materials are directed to IRRC by the portfolios’ custodians. IRRC votes proxies in accordance with voting guidelines and instructions provided by TimesSquare; reconciles all shares held on record date to shares voted; and maintains records of, and provides quarterly reports, on how each portfolio has voted its proxies.

3.	Using detailed voting guidelines provided by TimesSquare, IRRC alerts Compliance of proxy ballot issues that are considered on a case-by-case basis. After consulting with equity analysts and portfolio managers, Compliance presents voting recommendations on such ballots to the Proxy Voting Committee, which reviews and approves/disapproves recommendations.

4.	Compliance is responsible for reporting exceptions and/or non-routine or new matters to the Proxy Voting Committee. Compliance also provides the Committee with reports that provide an overview of voting results.

5.	In the case of sub-advised accounts, TimesSquare shall, unless otherwise directed by the account, be responsible for voting proxies.

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PART C

To the Registration Statement of

Managers AMG Funds (the “Trust”)

Item 23. Exhibits.

Exhibit No.	Description

a.1	Master Trust Agreement dated June 18, 1999. (i)

a.2	Amendment No. 1 to Master Trust Agreement. (ii)

a.3	Amendment No. 2 to Master Trust Agreement. (ii)

a.4	Amendment No. 3 to Master Trust Agreement. (iv)

a.5	Amendment No. 4 to Master Trust Agreement. (iv)

a.6	Amendment No. 5 to Master Trust Agreement. (v)

a.7	Amendment No. 6 to Master Trust Agreement. (vi)

a.8	Amendment No. 7 to Master Trust Agreement. (ix)

a.9	Amendment No. 8 to Master Trust Agreement. (xi)

a.10	Amendment No. 9 to Master Trust Agreement. (xii)

a.11	Amendment No. 10 to Master Trust Agreement (dated December 3, 2004). (xvi)

a.12	Amendment No. 10 [sic] to Master Trust Agreement (dated September 12, 2003. (xxi)

a.13	Amendment No. 11 to Master Trust Agreement. (xviii)

a.14	Amendment No. 13 to Master Trust Agreement. (xxi)

a.15	Amendment No. 14 to Master Trust Agreement. (xxi)

a.16	Amendment No. 15 to Master Trust Agreement. (xxi)

b.	By-Laws of the Trust dated June 18, 1999. (i)

c.	Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j), 4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3 and Article V of the Master Trust Agreement are included in Exhibit a. (i)

d.1	Investment Management Agreement between the Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of October 19, 1999. (ii)

d.2	Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (ii)

d.3	Form of Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Rorer Large-Cap Fund. (vi)

d.4	Form of Sub-Advisory Agreement between Managers and Rorer Asset Management, LLC with respect to the Rorer Large-Cap Fund dated December 5, 2001. (vi)

d.5	Form of Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Systematic Value Fund. (ix)

1

d.6	Form of Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (ix)

d.7	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (xi)

d.8	Form of Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Small/Micro Cap Growth Fund. (xxi)

d.9	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to Essex Large Cap Growth Fund. (xiii)

d.10	Form of Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Large Cap Growth Fund. (xiii)

d.11	Form of Investment Advisory Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xvi)

d.12	Form of Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xvi)

e.1	Distribution Agreement between the Registrant and Managers Distributors, Inc., dated April 1, 2001. (viii)

e.2	Intentionally omitted.

e.3	Intentionally omitted.

e.4	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

e.5	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Aggressive Growth Fund and Systematic Value Fund. (ix)

e.6	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to the Burridge Small Cap Growth Fund. (xi)

e.7	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Large Cap Growth Fund. (xiii)

e.8	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to TimesSquare Mid Cap Growth Fund. (xvi)

e.9	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Systematic Value Fund and Essex Small/Micro Cap Growth Fund. (xxi)

f.	Not applicable.

g.	Custodian Agreement between the Registrant and The Bank of New York. (xii)

h.1	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Mid Cap Growth Fund. (xvi)

h.2	Form of Administration Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xvi)

h.3	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Small Cap Growth Fund. (xvii)

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h.4	Transfer Agency and Service Agreement between the Registrant and PFPC, Inc. (xviii)

h.5	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Systematic Value Fund. (xxi)

h.6	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Essex Small/Micro Cap Growth Fund. (xxi).

i.1	Opinion and Consent of Goodwin Procter LLP with respect to the Investor and Institutional Class shares of the Essex Aggressive Growth Fund. (x)

i.2	Opinion and Consent of Goodwin Procter LLP with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

i.3	Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund. (ix)

i.4	Opinion and Consent of Goodwin Procter LLP with respect to the Burridge Small Cap Growth Fund. (xi)

i.5	Opinion and Consent of Goodwin Procter LLP with respect to Essex Large Cap Growth Fund. (xiii)

i.6	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Mid Cap Growth Fund. (xvi)

i.7	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Small Cap Growth Fund. (xvii)

i.8	Opinion and Consent of Ropes & Gray LLP. (xxi)

j.	Consent of PricewaterhouseCoopers LLC, filed herewith.

k.	Not Applicable.

l.1	Power of Attorney for the Trustees of the Registrant. (xix)

l.2	Power of Attorney for Peter M. Lebovitz and Donald S. Rumery. (xiii)

l.3	Power of Attorney for Bruce Aronow. (xix)

m.1	Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999. (ii)

m.2	Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

m.3	Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to Systematic Value Fund and Essex Small/Micro Cap Growth Fund. (xxi)

n.1	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Essex Aggressive Growth Fund. (viii)

n.2	Revised Schedule A to Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3. (ix)

n.3	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to TimesSquare Small Cap Fund and TimesSquare Mid Cap Fund. (xvi)

n.4	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Systematic Value Fund and Essex Small/Micro Cap Growth Fund. (xxi)

o.	Not applicable.

p.1	Code of Ethics of Managers AMG Funds. (xx)

3

p.2	Code of Ethics of Managers and Managers Distributors, Inc., filed herewith.

p.3	Code of Ethics of Systematic Financial Management, L.P. (xxi)

p.4	Code of Ethics of TimesSquare Capital Management, LLC. (xvi)

p.5	Code of Ethics of Essex Investment Management Company, LLC. (xxi)

p.6	Code of Ethics of Rorer Asset Management, LLC. (xviii)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 6, 1999).

(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 21, 1999).

(iii)	Filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed September 15, 2000).

(iv)	Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed November 14, 2000).

(v)	Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed February 20, 2001).

(vi)	Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 5, 2001).

(vii)	Filed as an exhibit to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 19, 2001).

(viii)	Filed as an exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 31, 2001).

(ix)	Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 17, 2002).

(x)	Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 30, 2002), under the same exhibit number.

(xi)	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 11, 2002).

(xii)	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 31, 2003).

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 29, 2003).

(xiv)	Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed March 1, 2004).

(xv)	Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 1, 2004).

(xvi)	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 10, 2004).

(xvii)	Filed as an exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 23, 2004).

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(xviii	)	Filed as an exhibit to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed March 1, 2005).

(xix	)	Filed as an exhibit to the Registration Statement of Managers Trust II on Form N-1A, Registration Nos. 033-43089 and 811-06431 (filed August 1, 2005).

(xx	)	Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 29, 2005).

(xxi	)	Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed February 28, 2006)

Item 24. Persons Controlled by or Under Common Control with Registrant.

None.

Item 25. Indemnification.

Under Article VI of the Registrant’s Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office (“Disabling Conduct”); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

Managers Investment Group LLC (f/k/a The Managers Funds LLC) (“Managers”), a registered investment adviser, serves as investment manager to the Trust. Managers is an indirect, wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. Managers serves as an investment manager to investment companies registered under the 1940 Act and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of Managers Investment Group LLC, are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

Managers hires Subadvisor(s) for each Fund of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below.

5

Subadvisor	File Number
Essex Investment Management Company, LLC	801-12548
Rorer Asset Management, LLC	801-56110
Systematic Financial Management, L.P.	801-48908
TimesSquare Capital Management, LLC	801-63492

Item 27. Principal Underwriters.

(a)	Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, Managers Trust I and Managers Trust II.

(b)	The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Nathaniel Dalton c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

Daniel J. Shea c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

Peter M. Lebovitz c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	President	Trustee and President

Donald S. Rumery c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Treasurer	Treasurer and Principal Accounting Officer

(c)	Not applicable.

Item 28. Location of Accounts and Records.

The accounts and records of the Registrant are maintained at the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854, at the offices of the Custodian, The Bank of New York, 2 Hanson Place, Brooklyn, New York 10286, at the offices of the Transfer Agent, PFPC, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 and at the offices of each Subadvisor at the address listed in the current Form ADV on file of each (see Item 26 for ADV file numbers).

Item 29. Management Services.

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There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

Item 30. Undertakings.

Not applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut, on the 28th day of April, 2006.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Jack W. Aber* Jack W. Aber	Trustee	April 28, 2006

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	April 28, 2006

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	April 28, 2006

/s/ William J. Nutt* William J. Nutt	Trustee	April 28, 2006

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	April 28, 2006

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	April 28, 2006

/s/ Eric Rakowski* Eric Rakowski	Trustee	April 28, 2006

/s/ Peter M. Lebovitz* Peter M. Lebovitz	Trustee and President (Principal Executive Officer)	April 28, 2006

/s/ Bruce M. Aronow* Bruce M. Aronow	Chief Financial Officer (Principal Financial Officer)	April 28, 2006

/s/ Donald S. Rumery	Treasurer	April 28, 2006
Donald S. Rumery	(Principal Accounting Officer)

*By:	/s/ Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: April 28, 2006

MANAGERS AMG FUNDS

Exhibit Index

Exhibit No.	Exhibit Name
j.	Consent of PricewaterhouseCoopers LLC.

p.2	Code of Ethics of Managers and Managers Distributors, Inc.